Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Background

Item 402(v) of the SEC’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive “compensation actually paid” (CAP) and our performance against several specific financial metrics. We have included the table and disclosure below in accordance with the final rule, which became effective on October 11, 2023. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2024 and our pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis.”

PAY VERSUS PERFORMANCE TABLE

						Value of Initial Fixed
						$100 Investment Based
						On:
				Average
				Summary	Average		Peer Group	Net	Company
	Summary			Compensation	Compensation	Company	Total	Income	Selected
	Compensation		Compensation	Table Total for	Actually Paid	Total	Shareholder	(Loss)	Financial
	Table Total for		Actually Paid to	Non-PEO	to Non-PEO	Shareholder	Return	(in	Measure: Revenue
Year	PEO ($)(1)		PEO ($)(2)	NEOs ($)(3)	NEOs ($)(4)	Return ($)(5)	($)(6)	millions) ($)	(in millions) ($)

2024	18,752,897		91,737,003	2,254,350	3,933,225	271	114	23.4	329.0

2023	18,467,509	(7)	41,175,772 (7)	1,867,378	5,216,516	154	115	12.7	233.7

2022	10,435,150		(42,942,247)	1,965,900	1,548,350	107	111	(198.3)	2.8

2021	42,666,831		(114,073,313)	1,509,360	(9,794,803)	171	125	(348.1)	6.7

2020	32,497,238		191,427,233	7,119,841	18,728,897	469	126	(279.3)	0.2

(1)	Amounts represent amounts reported for the Company’s principal executive officer (PEO), Mr. Weiss, in the “Total” column of the Summary Compensation Table (SCT) in each applicable year.
(2)

Amounts represent Compensation Actually Paid (CAP) to the PEO, Mr. Weiss, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Weiss during the applicable year. As required by the rules of the Commission, the CAP amount for each year is determined by deducting from the SCT total compensation for the relevant year the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT and adding (or subtracting, as applicable) the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The adjustments to determine CAP for Mr. Weiss are as follows:

PEO Total Compensation Amount	$ 18,752,897	$ 18,467,509	$ 10,435,150	$ 42,666,831	$ 32,497,238
PEO Actually Paid Compensation Amount	$ 91,737,003	41,175,772	(42,942,247)	(114,073,313)	191,427,233
Adjustment To PEO Compensation, Footnote

	2024	2023 (7)	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(16,781,959)	(16,498,750)	(8,466,400)	(40,593,721)	(30,871,615)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	29,315,828	16,498,750	16,454,000	21,606,116	80,944,629
Fair value of awards granted during year that vest during year	-	-	-	-	-
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	58,969,947	22,708,263	(19,310,194)	(137,752,539)	107,036,981
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	1,480,290	-	(42,054,803)	-	1,820,000
Fair value of awards granted in prior years that were forfeited during year	-	-	-	-	-
Incremental fair value of awards modified during year	-	-	-	-	-
Total	72,984,106	22,708,263	(53,377,397)	(156,740,144)	158,929,995

(3)

Amounts represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the SCT in each applicable year. The sole non-CEO NEO during these years was Mr. Power.

(4)

Amounts represent CAP to the sole non-PEO NEO, Mr. Power, as calculated in accordance with Item 402(v) of the Commission’s Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Power during the applicable year. As required by the rules of the Commission, the following adjustments were made to the SCT total compensation for each year to determine the CAP for Mr. Power, using the same methodology as described above in footnote 2:

Non-PEO NEO Average Total Compensation Amount	$ 2,254,350	1,867,378	1,965,900	1,509,360	7,119,841
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,933,225	5,216,516	1,548,350	(9,794,803)	18,728,897
Adjustment to Non-PEO NEO Compensation Footnote

	2024	2023	2022	2021	2020
Deduction for amounts reported under the "Stock Awards" and “Option Awards” columns in the SCT	(1,473,750)	(1,196,800)	(1,313,300)	(939,000)	(6,610,300)
Fair value of awards granted during year that remain outstanding and unvested as of year-end	2,257,500	1,451,800	1,708,250	475,000	14,045,500
Fair value of awards granted during year that vest during year	-	-	477,000	-	-
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	895,125	843,438	(1,289,500)	(10,792,200)	4,149,281
Change in fair value from prior year-end to current year-end of awards granted in prior years that vested during year	-	2,201,500	-	(47,963)	-
Fair value of awards granted in prior years that were forfeited during year	-	49,200	-	-	24,675
Incremental fair value of awards modified during year	-	-	-	-	-
Total	1,678,875	3,349,138	(417,550)	(11,304,163)	11,609,056

(5)

Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Biotechnology Index.

(7)

Due to an administrative error, the original vesting terms set forth in the restricted stock agreement applicable to Mr. Weiss’ 2023 restricted stock grant were not sufficiently detailed in order for the grant to be deemed validly granted for accounting purposes. The terms of Mr. Weiss’ 2023 restricted stock grant were amended in 2024 to further clarify the total shareholder return (TSR) vesting conditions applicable to the grant. The 2023 restricted stock grant was determined to be granted as of the date of such amendment. As a result the amounts shown for Mr. Weiss have been revised from amounts reported in our prior annual proxy statement. Notwithstanding that the 2023 restricted stock grant is considered for accounting purposes as granted in 2024, we have included the revised grant date fair value of the grant in the 2023 column in the table above to better reflect the compensation decisions in 2023.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship Disclosures

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEO, with our cumulative total stockholder return for the years ended December 31, 2024, 2023, 2022, 2021 and 2020. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2019.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEO, with our net income (loss) for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Company Selected Financial Measure

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEO, with our Company selected financial measure, revenue, for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Tabular List, Table

Pay Versus Performance Tabular List

We believe the following financial performance measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the year ended December 31, 2024:

●	Revenue

The list only includes one financial measure, revenue, because that is the only financial performance measure used in 2024. In our “Compensation Discussion and Analysis” above, we described how our executive compensation programs are effective at incentivizing and retaining our executives and closely aligning the interests of our senior management team with those of our shareholders.

Total Shareholder Return Amount	$ 271	154	107	171	469
Peer Group Total Shareholder Return Amount	114	115	111	125	126
Net Income (Loss)	$ 23,400,000	$ 12,700,000	$ (198,300,000)	$ (348,100,000)	$ (279,300,000)
Company Selected Measure Amount	329.0	233.7	2.8	6.7	0.2
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,984,106	$ 22,708,263	$ (53,377,397)	$ (156,740,144)	$ 158,929,995
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,781,959)	(16,498,750)	(8,466,400)	(40,593,721)	(30,871,615)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,315,828	16,498,750	16,454,000	21,606,116	80,944,629
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,969,947	22,708,263	(19,310,194)	(137,752,539)	107,036,981
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,480,290	0	(42,054,803)	0	1,820,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,678,875	3,349,138	(417,550)	(11,304,163)	11,609,056
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,473,750)	(1,196,800)	(1,313,300)	(939,000)	(6,610,300)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,257,500	1,451,800	1,708,250	475,000	14,045,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	895,125	843,438	(1,289,500)	(10,792,200)	4,149,281
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	477,000	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,201,500	0	(47,963)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	49,200	0	0	24,675
Non-PEO NEO | Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0